As Filed with the Securities and Exchange Commission on February 20, 2001
                                             Registration Statement Nos. 2-89725
                                                                        811-3981
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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

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                                    FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          |X|
                          PRE-EFFECTIVE AMENDMENT NO.                        |_|
                        POST-EFFECTIVE AMENDMENT NO. 31                      |X|

                                     AND/OR

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940
                               AMENDMENT NO. 32                              |X|
                        (CHECK APPROPRIATE BOX OR BOXES)

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                           PRUDENTIAL WORLD FUND, INC.
               (Exact name of registrant as specified in charter)


                              GATEWAY CENTER THREE
                              100 MULBERRY STREET
                         NEWARK, NEW JERSEY 07102-4077
               (Address of principal Executive Offices)(Zip Code)

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       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (973) 367-7525

                         MARQUERITE E. H. MORRISON, ESQ.
                              GATEWAY CENTER THREE
                              100 MULBERRY STREET
                         NEWARK, NEW JERSEY 07102-4077
               (Name and Address of Agent for Service of Process)

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     APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective (check appropriate box):

     |_|  immediately upon filing pursuant to paragraph (b)

     |X|  on March 22, 2001 pursuant to paragraph (b)

     |_|  60 days after filing pursuant to paragraph (a)(1)

     |_|  on (date) pursuant to paragraph (a)(1)

     |_|  75 days after filing pursuant to paragraph (a)(2)

     |_|  on (date) pursuant to paragraph (a)(2) of Rule 485.


If appropriate, check the following box:

     |X| this post-effective amendment designates a new effective date for a previously filed post-effective amendment

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Title of Securities Being Registered.....Shares of common stock, $.01 par value.

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Parts A, B and C of Form N-1A are hereby incorporated by reference to Parts A, B and C, respectively, of Registrant's Post-Effective Amendment No. 30 to its Registration Statement on Form N-1A (File No. 2-89725) filed on December 22, 2000.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Newark, and State of New Jersey, on the 20th day of February, 2001.

                                                 PRUDENTIAL  WORLD  FUND,  INC.


                                                 /s/ David R. Odenath
                                                 -----------------------------
                                                 (DAVID R. ODENATH, PRESIDENT)

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

          SIGNATURE                TITLE                           DATE
          ---------                -----                           ----

/s/  Delayne D. Gold        Director                          February 20, 2001
---------------------
     DELAYNE D. GOLD

/s/  Robert F. Gunia        Vice President and Director       February 20, 2001
---------------------
     ROBERT F. GUNIA

/s/  Robert E. LaBlanc      Director                          February 20, 2001
---------------------
     ROBERT E. LABLANC

/s/  David R. Odenath       Director, President and           February 20, 2001
---------------------         Chief Executive Officer
     DAVID R. ODENATH

/s/  Judy A. Rice           Director                          February 20, 2001
---------------------
     JUDY A. RICE

/s/  Robin B. Smith         Director                          February 20, 2001
---------------------
     ROBIN B. SMITH

/s/  Stephen Stoneburn      Director                          February 20, 2001
---------------------
     STEPHEN STONEBURN

/s/  Nancy H. Teeters       Director                          February 20, 2001
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     NANCY H. TEETERS

/s/  Clay T. Whitehead      Director                          February 20, 2001
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     CLAY T. WHITEHEAD

/s/  Grace C. Torres        Treasurer and Principal           February 20, 2001
---------------------         Financial and Accounting
     GRACE C. TORRES          Officer